Income Tax and Social Contribution - Summary of Amounts Recognized in the Consolidated Statement of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Social contribution payable	R$ 9,709		R$ 0
Boa Vista Servicos S.A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax payable		R$ 6,927	0
Social contribution payable		2,779	0
Total		R$ 9,706	R$ 0